Related Parties - Narrative and Schedule of Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) related_party	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Equity Method Investee
Related Party Transaction [Line Items]
Number of related parties | related_party	1
Principal Owner
Related Party Transaction [Line Items]
Number of related parties | related_party	1
Affiliated Entity
Related Party Transaction [Line Items]
Trade receivables from DGW KG	$ 651	$ 537
Trade payables to DGW KG	18,615	19,611
Purchased carbon black products from DGW KG	93,536	79,270	$ 77,670
Sales and services provided to DGW KG	$ 6,464	$ 2,627	$ 2,574
Kinove Luxembourg Coinvest S.C.A. | Principal Owner
Related Party Transaction [Line Items]
Shareholder ownership percentage	10.00%